Note 13 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Statement Line Items [Line Items]
Credit commitments	$ 510,509	$ 481,389	$ 457,175
Loan commitments [member]
Statement Line Items [Line Items]
Credit commitments	438,177	405,426	378,309
Letters of credit [member]
Statement Line Items [Line Items]
Credit commitments	$ 72,332	$ 75,963	$ 78,866